CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Previously Reported, Before Reclassification	Previously Reported, After 2022 Adjustments	Recapitalization	Adjusted Balance	Common Stock	Common Stock Previously Reported, Before Reclassification	Common Stock Previously Reported, After 2022 Adjustments	Common Stock Recapitalization	Common Stock Adjusted Balance	Notes Receivables from Stockholders	Notes Receivables from Stockholders Previously Reported, Before Reclassification	Notes Receivables from Stockholders Previously Reported, After 2022 Adjustments	Notes Receivables from Stockholders Adjusted Balance	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported, Before Reclassification	Additional Paid-In Capital Previously Reported, After 2022 Adjustments	Additional Paid-In Capital Recapitalization	Additional Paid-In Capital Adjusted Balance	Accumulated Deficit	Accumulated Deficit Previously Reported, Before Reclassification	Accumulated Deficit Previously Reported, After 2022 Adjustments	Accumulated Deficit Adjusted Balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported, Before Reclassification	Accumulated Other Comprehensive Loss Previously Reported, After 2022 Adjustments	Accumulated Other Comprehensive Loss Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2021	332,314,737	108,721,433		223,593,304
Beginning balance at Dec. 31, 2021	$ 436,280	$ 436,280
Ending balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433	332,314,737	223,593,304	332,314,737
Ending balance at Dec. 31, 2022	$ 436,280	$ 436,280	$ 436,280		$ 436,280
Beginning balance (in shares) at Dec. 31, 2021						302,805,767	99,067,159		203,738,608
Beginning balance at Dec. 31, 2021	242,571	242,571				$ 10	$ 10				$ (38,633)	$ (38,633)			$ 571,878	$ 571,878				$ (290,579)	$ (290,579)			$ (105)	$ (105)
Increase (Decrease) in Stockholders' Equity
Recognition of derivative liability related to earnout	0
Assumption of private & public placement warrants	0
Issuance of common stock for options exercised (in shares)						4,563,692
Issuance of common stock for options exercised	14,544														14,544
Cancellation of common stock (in shares)						(7,586,038)
Cancellation of common stock	(2,804)														(2,804)
Stock-based compensation	34,493														34,493
Vesting of common stock issued via notes receivable from stockholders	(14,592)										(14,592)
Net loss	(877,077)																			(877,077)
Other comprehensive income (loss)— foreign currency translation adjustment, net of tax	$ (1,318)																							(1,318)
Ending balance (in shares) at Dec. 31, 2022	299,783,421					98,078,356	98,078,356	299,783,421	201,705,065	299,783,421
Ending balance at Dec. 31, 2022	$ (604,183)	$ (604,183)	$ (604,183)		$ (604,183)		$ 10	$ 10	$ 20	$ 30		(53,225)	$ (53,225)	$ (53,225)		618,111	$ 618,111	$ (20)	$ 618,091		(1,167,656)	$ (1,167,656)	$ (1,167,656)		(1,423)	$ (1,423)	$ (1,423)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for options exercised (in shares)						133,645
Issuance of common stock for options exercised	1,353
Cancellation of common stock (in shares)						(326,301)
Cancellation of common stock	(8)
Stock-based compensation	5,917
Shares issued for vested restricted stock units (in shares)						1,048,752
Vesting of common stock issued via notes receivable from stockholders	(2,210)
Net loss	(87,626)
Ending balance (in shares) at Mar. 31, 2023						300,639,517
Ending balance at Mar. 31, 2023	$ (686,949)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433	332,314,737	223,593,304	332,314,737
Beginning balance at Dec. 31, 2022	$ 436,280	$ 436,280	$ 436,280		$ 436,280
Beginning balance (in shares) at Dec. 31, 2022	299,783,421					98,078,356	98,078,356	299,783,421	201,705,065	299,783,421
Beginning balance at Dec. 31, 2022	$ (604,183)	(604,183)	$ (604,183)		(604,183)		$ 10	$ 10	$ 20	$ 30		(53,225)	(53,225)	(53,225)		618,111	618,111	(20)	618,091		(1,167,656)	(1,167,656)	(1,167,656)		(1,423)	(1,423)	(1,423)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock for options exercised (in shares)						175,799
Issuance of common stock for options exercised	2,206
Cancellation of common stock (in shares)						(453,329)
Cancellation of common stock	(8)
Stock-based compensation	10,822
Shares issued for vested restricted stock units (in shares)						1,206,226
Vesting of common stock issued via notes receivable from stockholders	(3,201)
Net loss	(131,632)
Ending balance (in shares) at Jun. 30, 2023						300,712,117	98,370,492		202,305,863	300,676,355
Ending balance at Jun. 30, 2023	$ (726,306)	$ (726,306)			$ (726,306)
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433	332,314,737	223,593,304	332,314,737
Beginning balance at Dec. 31, 2022	$ 436,280	$ 436,280	$ 436,280		$ 436,280
Beginning balance (in shares) at Dec. 31, 2022	299,783,421					98,078,356	98,078,356	299,783,421	201,705,065	299,783,421
Beginning balance at Dec. 31, 2022	$ (604,183)	$ (604,183)	$ (604,183)		$ (604,183)		$ 10	$ 10	$ 20	$ 30		(53,225)	(53,225)	(53,225)		618,111	618,111	(20)	618,091		(1,167,656)	(1,167,656)	(1,167,656)		(1,423)	(1,423)	(1,423)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon Business Combination close (in shares)						10,004,521
Issuance of common stock upon Business Combination close	37,967
Transaction costs related to the Business Combination	(18,178)
Issuance of common stock for options exercised (in shares)						1,734,280
Issuance of common stock for options exercised	4,459
Cancellation of common stock (in shares)						(2,805,476)
Cancellation of common stock	(8)
Stock-based compensation	52,947
Shares issued for vested restricted stock units (in shares)						13,281,017
Shares issued for vested restricted stock units	1
Vesting of common stock issued via notes receivable from stockholders	(4,498)
Forgiveness of officer loans	988
Net loss	(485,521)
Ending balance (in shares) at Sep. 30, 2023						750,966,726
Ending balance at Sep. 30, 2023	$ 166,358
Beginning balance (in shares) at Dec. 31, 2022	332,314,737	108,721,433	332,314,737	223,593,304	332,314,737
Beginning balance at Dec. 31, 2022	$ 436,280	$ 436,280	$ 436,280		$ 436,280
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of convertible preferred stock to common stock (in shares)	(332,314,737)
Conversion of convertible preferred stock to common stock	$ (436,280)
Ending balance (in shares) at Dec. 31, 2023	0
Ending balance at Dec. 31, 2023	$ 0
Beginning balance (in shares) at Dec. 31, 2022	299,783,421					98,078,356	98,078,356	299,783,421	201,705,065	299,783,421
Beginning balance at Dec. 31, 2022	$ (604,183)	(604,183)	$ (604,183)		(604,183)		$ 10	$ 10	$ 20	$ 30		$ (53,225)	$ (53,225)	$ (53,225)		$ 618,111	$ 618,111	$ (20)	$ 618,091		$ (1,167,656)	$ (1,167,656)	$ (1,167,656)		$ (1,423)	$ (1,423)	$ (1,423)
Increase (Decrease) in Stockholders' Equity
Conversion of convertible preferred stock to common stock (in shares)						332,314,737
Conversion of convertible preferred stock to common stock	436,280					$ 33									436,247
Conversion of pre-closing bridge notes to common stock (in shares)						105,000,000
Conversion of pre-closing bridge notes to common stock	749,999					$ 11									749,988
Issuance of common stock upon Business Combination close (in shares)						10,004,521
Issuance of common stock upon Business Combination close	37,967					$ 1									37,966
Exercise of warrants (in shares)						14,576,174
Exercise of warrants	4,290					$ 1									4,289
Transaction costs related to the Business Combination	(17,173)														(17,173)
Recognition of derivative liability related to earnout	(548)														(548)
Assumption of private & public placement warrants	(1,276)														(1,276)
Issuance of common stock for options exercised (in shares)						1,814,551
Issuance of common stock for options exercised	656														656
Cancellation of common stock (in shares)						(2,805,476)
Cancellation of common stock	(8)														(8)
Stock-based compensation	58,284														58,284
Tax withholding upon vesting of restricted stock units	(5,966)														(5,966)
Shares issued for vested restricted stock units (in shares)						14,007,377
Shares issued for vested restricted stock units	1					$ 1
Vesting of common stock issued via notes receivable from stockholders	0										(3,561)				3,561
Forfeiture of shares (in shares)						(15,440,630)
Forfeiture of shares	0					$ (2)					30,487				(30,485)
Forgiveness of officer loans	988										988				0
Shares transferred in settlement of loans (in shares)						(7,481,314)
Shares transferred in settlement of loans	0					$ (1)					15,200				(15,199)
Net loss	(536,420)																			(536,420)
Other comprehensive income (loss)— foreign currency translation adjustment, net of tax	$ (291)																							(291)
Ending balance (in shares) at Dec. 31, 2023	751,773,361					751,773,361
Ending balance at Dec. 31, 2023	$ 122,600					$ 74					$ (10,111)				$ 1,838,427					$ (1,704,076)				$ (1,714)
Beginning balance (in shares) at Jun. 30, 2023						300,712,117	98,370,492		202,305,863	300,676,355
Beginning balance at Jun. 30, 2023	(726,306)	$ (726,306)			$ (726,306)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon Business Combination close (in shares)						10,004,521
Issuance of common stock upon Business Combination close	37,967
Transaction costs related to the Business Combination	(18,178)
Issuance of common stock for options exercised (in shares)						1,734,280
Issuance of common stock for options exercised	2,253
Cancellation of common stock (in shares)						(2,805,476)
Stock-based compensation	42,125
Shares issued for vested restricted stock units (in shares)						12,352,321
Vesting of common stock issued via notes receivable from stockholders	(1,297)
Forgiveness of officer loans	988
Net loss	(353,889)
Ending balance (in shares) at Sep. 30, 2023						750,966,726
Ending balance at Sep. 30, 2023	$ 166,358